Allowance for credit losses - T D R that subsequently defaulted (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) loans	Dec. 31, 2020 USD ($) loans
Financing Receivable
Loan count | loans	225	679
Recorded investment as of first default date | $	$ 25,483	$ 55,417
Construction
Financing Receivable
Loan count | loans		1
Recorded investment as of first default date | $		$ 21,497
Mortgages
Financing Receivable
Loan count | loans	104	249
Recorded investment as of first default date | $	$ 10,543	$ 26,925
Commercial | CRE non-owner occupied
Financing Receivable
Loan count | loans	4	1
Recorded investment as of first default date | $	$ 8,421	$ 1,700
Commercial | CRE owner occupied
Financing Receivable
Loan count | loans	4	6
Recorded investment as of first default date | $	$ 4,500	$ 933
Commercial | Commercial and Industrial
Financing Receivable
Loan count | loans	5	4
Recorded investment as of first default date | $	$ 317	$ 141
Consumer | Credit card
Financing Receivable
Loan count | loans	81	317
Recorded investment as of first default date | $	$ 979	$ 2,560
Consumer | Personal loans
Financing Receivable
Loan count | loans	27	99
Recorded investment as of first default date | $	$ 723	$ 1,660
Consumer | Other
Financing Receivable
Loan count | loans		2
Recorded investment as of first default date | $		$ 1